Goodwill and Intangible Assets - Schedule of Intangible Assets Other Than Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 270,000	$ 90,700
Finite-Lived Intangible Assets, Accumulated Amortization	378	7,234
Finite-Lived Intangible Assets, Net	269,622	83,466
Trade Name [Member]
Finite Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	70,000	12,200
Finite-Lived Intangible Assets, Accumulated Amortization	98	919
Finite-Lived Intangible Assets, Net	$ 69,902	$ 11,281
Useful Life (in years)	15 years
Trade Name [Member] | Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Useful Life (in years)		5 years
Trade Name [Member] | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Useful Life (in years)		15 years
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 180,000	$ 67,600
Finite-Lived Intangible Assets, Accumulated Amortization	252	4,448
Finite-Lived Intangible Assets, Net	$ 179,748	$ 63,152
Useful Life (in years)	19 years
Customer Relationships [Member] | Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Useful Life (in years)		5 years
Customer Relationships [Member] | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Useful Life (in years)		17 years
Developed Software [Member]
Finite Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 4,300	$ 6,400
Finite-Lived Intangible Assets, Accumulated Amortization	6	720
Finite-Lived Intangible Assets, Net	$ 4,294	$ 5,680
Useful Life (in years)	5 years	5 years
Developed Technology [Member]
Finite Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 15,700	$ 4,500
Finite-Lived Intangible Assets, Accumulated Amortization	22	1,147
Finite-Lived Intangible Assets, Net	$ 15,678	$ 3,353
Useful Life (in years)	5 years	5 years